Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 865
Ending balance	1,005	£ 865
Less: Recoveries net of collection costs	(36)	17	£ 24
ECL charge/(release) to the Income Statement from continued operations	320	(233)	638
Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL charge/(release) to the Income Statement from continued operations	27	(33)	44
Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL charge/(release) to the Income Statement from continued operations	31	(90)	294
Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL charge/(release) to the Income Statement from continued operations	0	(12)	36
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132
Ending balance	170	132
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	292,366	301,413
Transfers from Stage 1 to Stage 2	(9,100)	(6,805)
Transfers from Stage 2 to Stage 1	7,207	5,883
Transfers to Stage 3	(621)	(571)
Transfers from Stage 3	10	14
Transfers of financial instruments	(2,504)	(1,479)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	48,194	50,862
Redemptions, repayments and assets sold	(54,546)	(63,658)
Changes in risk parameters and other movements	918	5,228
Assets written off	0	0
Ending balance	284,428	292,366	301,413
Net movement in the period	(7,938)	(9,047)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	177,696	167,766
Transfers from Stage 1 to Stage 2	(5,834)	(5,439)
Transfers from Stage 2 to Stage 1	2,961	3,782
Transfers to Stage 3	(278)	(242)
Transfers from Stage 3	4	3
Transfers of financial instruments	(3,147)	(1,896)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	35,028	33,292
Redemptions, repayments and assets sold	(32,565)	(25,072)
Changes in risk parameters and other movements	(47)	3,606
Assets written off	0	0
Ending balance	176,965	177,696	167,766
Net movement in the period	(731)	9,930
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,682	21,089
Transfers from Stage 1 to Stage 2	(841)	(214)
Transfers from Stage 2 to Stage 1	155	418
Transfers to Stage 3	(158)	(284)
Transfers from Stage 3	7	5
Transfers of financial instruments	(837)	(75)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,312	2,150
Redemptions, repayments and assets sold	(2,829)	3,023
Changes in risk parameters and other movements	249	541
Assets written off	0	0
Ending balance	19,577	20,682	21,089
Net movement in the period	(1,105)	(407)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,074	7,824
Transfers from Stage 1 to Stage 2	(232)	(98)
Transfers from Stage 2 to Stage 1	68	105
Transfers to Stage 3	(13)	(8)
Transfers from Stage 3	0	5
Transfers of financial instruments	(177)	4
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,225	2,212
Redemptions, repayments and assets sold	(1,232)	(4,063)
Changes in risk parameters and other movements	(529)	(903)
Assets written off	0	0
Ending balance	5,361	5,074	7,824
Net movement in the period	287	(2,750)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,604	20,952
Transfers from Stage 1 to Stage 2	(2,195)	(1,055)
Transfers from Stage 2 to Stage 1	4,023	1,579
Transfers to Stage 3	(172)	(38)
Transfers from Stage 3	0	1
Transfers of financial instruments	1,656	487
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	8,629	13,208
Redemptions, repayments and assets sold	(9,019)	(16,644)
Changes in risk parameters and other movements	1,968	2,601
Assets written off	0	0
Ending balance	23,838	20,604	20,952
Net movement in the period	3,234	(348)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	68,349	72,575
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	(8,901)	(3,749)
Changes in risk parameters and other movements	(738)	(477)
Assets written off	0	0
Ending balance	58,710	68,349	72,575
Net movement in the period	(9,639)	(4,226)
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330
Ending balance	516	330
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,964	18,336
Transfers from Stage 1 to Stage 2	9,100	6,805
Transfers from Stage 2 to Stage 1	(7,207)	(5,883)
Transfers to Stage 3	(624)	(532)
Transfers from Stage 3	758	456
Transfers of financial instruments	2,027	846
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	1,119	936
Redemptions, repayments and assets sold	(2,065)	(3,442)
Changes in risk parameters and other movements	82	1,288
Assets written off	0	0
Ending balance	19,127	17,964	18,336
Net movement in the period	1,163	(372)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,152	10,427
Transfers from Stage 1 to Stage 2	5,834	5,439
Transfers from Stage 2 to Stage 1	(2,961)	(3,782)
Transfers to Stage 3	(448)	(451)
Transfers from Stage 3	279	353
Transfers of financial instruments	2,704	1,559
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	529	332
Redemptions, repayments and assets sold	(1,229)	(1,436)
Changes in risk parameters and other movements	377	270
Assets written off	0	0
Ending balance	13,533	11,152	10,427
Net movement in the period	2,381	725
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	698	791
Transfers from Stage 1 to Stage 2	840	214
Transfers from Stage 2 to Stage 1	(155)	(418)
Transfers to Stage 3	(56)	(36)
Transfers from Stage 3	14	11
Transfers of financial instruments	643	(229)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	253	84
Redemptions, repayments and assets sold	(176)	101
Changes in risk parameters and other movements	(62)	153
Assets written off	0	0
Ending balance	1,356	698	791
Net movement in the period	658	(93)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	200	379
Transfers from Stage 1 to Stage 2	232	98
Transfers from Stage 2 to Stage 1	(68)	(105)
Transfers to Stage 3	(10)	(8)
Transfers from Stage 3	1	3
Transfers of financial instruments	155	(12)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	110	70
Redemptions, repayments and assets sold	(77)	(142)
Changes in risk parameters and other movements	(38)	(95)
Assets written off	0	0
Ending balance	350	200	379
Net movement in the period	150	(179)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,914	6,311
Transfers from Stage 1 to Stage 2	2,195	1,055
Transfers from Stage 2 to Stage 1	(4,023)	(1,579)
Transfers to Stage 3	(111)	(37)
Transfers from Stage 3	463	88
Transfers of financial instruments	(1,476)	(473)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	228	450
Redemptions, repayments and assets sold	(584)	(1,357)
Changes in risk parameters and other movements	(194)	983
Assets written off	0	0
Ending balance	3,888	5,914	6,311
Net movement in the period	(2,026)	(397)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	0
Net movement in the period	0	0
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403
Ending balance	319	403
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,017	2,996
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,245	1,103
Transfers from Stage 3	(768)	(470)
Transfers of financial instruments	477	633
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	64	25
Redemptions, repayments and assets sold	(950)	(519)
Changes in risk parameters and other movements	375	179
Assets written off	(254)	(297)
Ending balance	2,729	3,017	2,996
Net movement in the period	(288)	21
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,815	1,813
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	726	693
Transfers from Stage 3	(283)	(356)
Transfers of financial instruments	443	337
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(415)	(331)
Changes in risk parameters and other movements	14	11
Assets written off	(10)	(16)
Ending balance	1,848	1,815	1,813
Net movement in the period	33	2
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	352	105
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	214	320
Transfers from Stage 3	(21)	(16)
Transfers of financial instruments	193	304
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	16	9
Redemptions, repayments and assets sold	(483)	29
Changes in risk parameters and other movements	324	77
Assets written off	(122)	114
Ending balance	280	352	105
Net movement in the period	(72)	247
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24	58
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	22	16
Transfers from Stage 3	(1)	(8)
Transfers of financial instruments	21	8
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	3	3
Redemptions, repayments and assets sold	0	(19)
Changes in risk parameters and other movements	18	11
Assets written off	(37)	(37)
Ending balance	29	24	58
Net movement in the period	5	(34)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	827	1,020
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	283	75
Transfers from Stage 3	(463)	(89)
Transfers of financial instruments	(180)	(14)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	43	12
Redemptions, repayments and assets sold	(53)	(139)
Changes in risk parameters and other movements	21	54
Assets written off	(86)	(106)
Ending balance	572	827	1,020
Net movement in the period	(255)	(193)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	0
Net movement in the period	0	0
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	313,347	322,745
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	49,377	51,823
Redemptions, repayments and assets sold	(57,561)	(67,619)
Changes in risk parameters and other movements	1,375	6,695
Assets written off	(254)	(297)
Ending balance	306,284	313,347	322,745
Net movement in the period	(7,063)	(9,398)
Exposures | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	190,663	180,006
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	35,558	33,625
Redemptions, repayments and assets sold	(34,209)	(26,839)
Changes in risk parameters and other movements	344	3,887
Assets written off	(10)	(16)
Ending balance	192,346	190,663	180,006
Net movement in the period	1,683	10,657
Exposures | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,732	21,985
Transfers from Stage 1 to Stage 2	(1)	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(1)	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,581	2,243
Redemptions, repayments and assets sold	(3,488)	3,153
Changes in risk parameters and other movements	511	771
Assets written off	(122)	114
Ending balance	21,213	21,732	21,985
Net movement in the period	(519)	(253)
Exposures | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,298	8,261
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	(1)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(1)	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,338	2,285
Redemptions, repayments and assets sold	(1,309)	(4,224)
Changes in risk parameters and other movements	(549)	(987)
Assets written off	(37)	(37)
Ending balance	5,740	5,298	8,261
Net movement in the period	442	(2,963)
Exposures | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	27,345	28,283
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	8,900	13,670
Redemptions, repayments and assets sold	(9,656)	(18,140)
Changes in risk parameters and other movements	1,795	3,638
Assets written off	(86)	(106)
Ending balance	28,298	27,345	28,283
Net movement in the period	953	(938)
Exposures | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	68,349	72,575
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	(8,901)	(3,749)
Changes in risk parameters and other movements	(738)	(477)
Assets written off	0	0
Ending balance	58,710	68,349	72,575
Net movement in the period	(9,639)	(4,226)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132	216
Transfers from Stage 1 to Stage 2	(25)	(9)
Transfers from Stage 2 to Stage 1	133	167
Transfers to Stage 3	(4)	(3)
Transfers from Stage 3	1	2
Transfers of financial instruments	105	157
Net ECL remeasurement on stage transfer	(110)	(133)
Change in economic scenarios	37	(7)
Changes to model	0
New lending and assets purchased	42	31
Redemptions, repayments and assets sold	(35)	(70)
Changes in risk parameters and other movements	(1)	(62)
Assets written off	0	0
Ending balance	170	132	216
Net movement in the period	38	(84)
ECL charge/(release) to the Income Statement	38	(84)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	38	(73)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13	17
Transfers from Stage 1 to Stage 2	(1)	(2)
Transfers from Stage 2 to Stage 1	16	21
Transfers to Stage 3	(2)	(2)
Transfers from Stage 3	0	0
Transfers of financial instruments	13	17
Net ECL remeasurement on stage transfer	(15)	(19)
Change in economic scenarios	1	(1)
Changes to model	0	0
New lending and assets purchased	7	6
Redemptions, repayments and assets sold	(3)	(3)
Changes in risk parameters and other movements	9	(4)
Assets written off	0	0
Ending balance	25	13	17
Net movement in the period	12	(4)
ECL charge/(release) to the Income Statement	12	(4)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	12	(4)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	51	57
Transfers from Stage 1 to Stage 2	(7)	(2)
Transfers from Stage 2 to Stage 1	22	81
Transfers to Stage 3	(1)	(1)
Transfers from Stage 3	0	1
Transfers of financial instruments	14	79
Net ECL remeasurement on stage transfer	(22)	(78)
Change in economic scenarios	(2)	(4)
Changes to model	0	0
New lending and assets purchased	12	13
Redemptions, repayments and assets sold	(11)	11
Changes in risk parameters and other movements	1	(6)
Assets written off	0	(1)
Ending balance	43	51	57
Net movement in the period	(8)	(6)
ECL charge/(release) to the Income Statement	(8)	(7)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	(8)	(7)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18	44
Transfers from Stage 1 to Stage 2	(2)	(1)
Transfers from Stage 2 to Stage 1	2	6
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	5
Net ECL remeasurement on stage transfer	(2)	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	7	6
Redemptions, repayments and assets sold	(5)	(19)
Changes in risk parameters and other movements	1	(18)
Assets written off	0	0
Ending balance	19	18	44
Net movement in the period	1	(26)
ECL charge/(release) to the Income Statement	1	(26)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	1	(26)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	50	77
Transfers from Stage 1 to Stage 2	(14)	(4)
Transfers from Stage 2 to Stage 1	92	60
Transfers to Stage 3	(1)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	77	56
Net ECL remeasurement on stage transfer	(72)	(39)
Change in economic scenarios	38	(2)
Changes to model	0	0
New lending and assets purchased	16	6
Redemptions, repayments and assets sold	(15)	(15)
Changes in risk parameters and other movements	(11)	(33)
Assets written off	0	0
Ending balance	83	50	77
Net movement in the period	33	(27)
ECL charge/(release) to the Income Statement	33	(27)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	33	(27)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	35
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	(18)
Changes in risk parameters and other movements	0	(17)
Assets written off	0	0
Ending balance	0	0	35
Net movement in the period	0	(35)
ECL charge/(release) to the Income Statement		(35)
Less: Discount unwind		0
Less: Recoveries net of collection costs		0
ECL charge/(release) to the Income Statement from continued operations	0	(35)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330	592
Transfers from Stage 1 to Stage 2	25	9
Transfers from Stage 2 to Stage 1	(133)	(167)
Transfers to Stage 3	(32)	(20)
Transfers from Stage 3	150	62
Transfers of financial instruments	10	(116)
Net ECL remeasurement on stage transfer	98	26
Change in economic scenarios	123	(151)
Changes to model	0
New lending and assets purchased	76	26
Redemptions, repayments and assets sold	(60)	(67)
Changes in risk parameters and other movements	(61)	20
Assets written off	0	0
Ending balance	516	330	592
Net movement in the period	186	(262)
ECL charge/(release) to the Income Statement	186	(262)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	186	(262)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	88	131
Transfers from Stage 1 to Stage 2	1	2
Transfers from Stage 2 to Stage 1	(16)	(21)
Transfers to Stage 3	(11)	(4)
Transfers from Stage 3	9	15
Transfers of financial instruments	(17)	(8)
Net ECL remeasurement on stage transfer	40	10
Change in economic scenarios	21	(67)
Changes to model	0	0
New lending and assets purchased	11	2
Redemptions, repayments and assets sold	(11)	(6)
Changes in risk parameters and other movements	(1)	26
Assets written off	0	0
Ending balance	131	88	131
Net movement in the period	43	(43)
ECL charge/(release) to the Income Statement	43	(43)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	43	(43)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	98	201
Transfers from Stage 1 to Stage 2	8	2
Transfers from Stage 2 to Stage 1	(22)	(81)
Transfers to Stage 3	(7)	(10)
Transfers from Stage 3	4	5
Transfers of financial instruments	(17)	(84)
Net ECL remeasurement on stage transfer	91	39
Change in economic scenarios	26	(19)
Changes to model	0	0
New lending and assets purchased	38	12
Redemptions, repayments and assets sold	(10)	16
Changes in risk parameters and other movements	(35)	(34)
Assets written off	0	1
Ending balance	191	98	201
Net movement in the period	93	(103)
ECL charge/(release) to the Income Statement	93	(102)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	93	(102)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17	37
Transfers from Stage 1 to Stage 2	2	1
Transfers from Stage 2 to Stage 1	(2)	(6)
Transfers to Stage 3	(2)	(2)
Transfers from Stage 3	1	2
Transfers of financial instruments	(1)	(5)
Net ECL remeasurement on stage transfer	9	0
Change in economic scenarios	0	(2)
Changes to model	0	0
New lending and assets purchased	8	4
Redemptions, repayments and assets sold	(7)	(6)
Changes in risk parameters and other movements	1	(12)
Assets written off	0	1
Ending balance	27	17	37
Net movement in the period	10	(20)
ECL charge/(release) to the Income Statement	10	(21)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	10	(21)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	127	199
Transfers from Stage 1 to Stage 2	14	4
Transfers from Stage 2 to Stage 1	(92)	(60)
Transfers to Stage 3	(13)	(3)
Transfers from Stage 3	135	40
Transfers of financial instruments	44	(19)
Net ECL remeasurement on stage transfer	(41)	(22)
Change in economic scenarios	76	(62)
Changes to model	0	0
New lending and assets purchased	19	8
Redemptions, repayments and assets sold	(32)	(17)
Changes in risk parameters and other movements	(27)	40
Assets written off	0	0
Ending balance	166	127	199
Net movement in the period	39	(72)
ECL charge/(release) to the Income Statement	39	(72)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	39	(72)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	0
Net movement in the period	0	0
ECL charge/(release) to the Income Statement		0
Less: Discount unwind		0
Less: Recoveries net of collection costs		0
ECL charge/(release) to the Income Statement from continued operations	0	0
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403	569
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	23
Transfers from Stage 3	(151)	(64)
Transfers of financial instruments	(115)	(41)
Net ECL remeasurement on stage transfer	110	64
Change in economic scenarios	3	(12)
Changes to model	0
New lending and assets purchased	24	19
Redemptions, repayments and assets sold	(35)	(68)
Changes in risk parameters and other movements	86	63
Assets written off	(157)	(191)
Ending balance	319	403	569
Net movement in the period	(84)	(166)
ECL charge/(release) to the Income Statement	73	25
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	88
ECL charge/(release) to the Income Statement from continued operations	96	102
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	89	132
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	13	6
Transfers from Stage 3	(9)	(15)
Transfers of financial instruments	4	(9)
Net ECL remeasurement on stage transfer	8	9
Change in economic scenarios	2	(12)
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	(12)	(16)
Changes in risk parameters and other movements	7	(10)
Assets written off	(3)	(5)
Ending balance	95	89	132
Net movement in the period	6	(43)
ECL charge/(release) to the Income Statement	9	(38)
Less: Discount unwind	(2)	(2)
Less: Recoveries net of collection costs	(1)	(1)
ECL charge/(release) to the Income Statement from continued operations	6	(41)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	49	50
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	7	11
Transfers from Stage 3	(5)	(6)
Transfers of financial instruments	2	5
Net ECL remeasurement on stage transfer	30	23
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	10	4
Redemptions, repayments and assets sold	(5)	5
Changes in risk parameters and other movements	83	74
Assets written off	(110)	102
Ending balance	59	49	50
Net movement in the period	10	(1)
ECL charge/(release) to the Income Statement	120	101
Less: Discount unwind	(4)	(4)
Less: Recoveries net of collection costs	1	(51)
ECL charge/(release) to the Income Statement from continued operations	117	46
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17	37
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	2	2
Transfers from Stage 3	(1)	(2)
Transfers of financial instruments	1	0
Net ECL remeasurement on stage transfer	10	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2	2
Redemptions, repayments and assets sold	0	(3)
Changes in risk parameters and other movements	10	6
Assets written off	(19)	(25)
Ending balance	21	17	37
Net movement in the period	4	(20)
ECL charge/(release) to the Income Statement	23	5
Less: Discount unwind	(2)	0
Less: Recoveries net of collection costs	(5)	9
ECL charge/(release) to the Income Statement from continued operations	16	14
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	248	350
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	14	3
Transfers from Stage 3	(135)	(40)
Transfers of financial instruments	(121)	(37)
Net ECL remeasurement on stage transfer	61	31
Change in economic scenarios	0	(1)
Changes to model	0	0
New lending and assets purchased	12	13
Redemptions, repayments and assets sold	(17)	(42)
Changes in risk parameters and other movements	(14)	(7)
Assets written off	(24)	(59)
Ending balance	145	248	350
Net movement in the period	(103)	(102)
ECL charge/(release) to the Income Statement	(79)	(43)
Less: Discount unwind	(3)	(4)
Less: Recoveries net of collection costs	42	56
ECL charge/(release) to the Income Statement from continued operations	(40)	9
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	0
Net movement in the period	0	0
ECL charge/(release) to the Income Statement	0	0
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	0	0
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	865	1,377
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	98	(43)
Change in economic scenarios	163	(170)
Changes to model	0
New lending and assets purchased	142	76
Redemptions, repayments and assets sold	(130)	(205)
Changes in risk parameters and other movements	24	21
Assets written off	(157)	(191)
Ending balance	1,005	865	1,377
Net movement in the period	140	(512)
ECL charge/(release) to the Income Statement	297	(321)
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	88
ECL charge/(release) to the Income Statement from continued operations	320	(233)
ECL | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	190	280
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	33	0
Change in economic scenarios	24	(80)
Changes to model	0	0
New lending and assets purchased	18	8
Redemptions, repayments and assets sold	(26)	(25)
Changes in risk parameters and other movements	15	12
Assets written off	(3)	(5)
Ending balance	251	190	280
Net movement in the period	61	(90)
ECL charge/(release) to the Income Statement	64	(85)
Less: Discount unwind	(2)	(2)
Less: Recoveries net of collection costs	(1)	(1)
ECL charge/(release) to the Income Statement from continued operations	61	(88)
ECL | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	198	308
Transfers from Stage 1 to Stage 2	1	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	(1)	0
Transfers from Stage 3	(1)	0
Transfers of financial instruments	(1)	0
Net ECL remeasurement on stage transfer	99	(16)
Change in economic scenarios	24	(23)
Changes to model	0	0
New lending and assets purchased	60	29
Redemptions, repayments and assets sold	(26)	32
Changes in risk parameters and other movements	49	34
Assets written off	(110)	102
Ending balance	293	198	308
Net movement in the period	95	(110)
ECL charge/(release) to the Income Statement	205	(8)
Less: Discount unwind	(4)	(4)
Less: Recoveries net of collection costs	1	(51)
ECL charge/(release) to the Income Statement from continued operations	202	(63)
ECL | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	52	118
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	17	0
Change in economic scenarios	0	(2)
Changes to model	0	0
New lending and assets purchased	17	12
Redemptions, repayments and assets sold	(12)	(28)
Changes in risk parameters and other movements	12	(24)
Assets written off	(19)	(24)
Ending balance	67	52	118
Net movement in the period	15	(66)
ECL charge/(release) to the Income Statement	34	(42)
Less: Discount unwind	(2)	0
Less: Recoveries net of collection costs	(5)	9
ECL charge/(release) to the Income Statement from continued operations	27	(33)
ECL | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	425	626
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(52)	(30)
Change in economic scenarios	114	(65)
Changes to model	0	0
New lending and assets purchased	47	27
Redemptions, repayments and assets sold	(64)	(74)
Changes in risk parameters and other movements	(52)	0
Assets written off	(24)	(59)
Ending balance	394	425	626
Net movement in the period	(31)	(201)
ECL charge/(release) to the Income Statement	(7)	(142)
Less: Discount unwind	(3)	(4)
Less: Recoveries net of collection costs	42	56
ECL charge/(release) to the Income Statement from continued operations	32	(90)
ECL | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	35
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	(18)
Changes in risk parameters and other movements	0	(17)
Assets written off	0	0
Ending balance	0	0	£ 35
Net movement in the period	0	(35)
ECL charge/(release) to the Income Statement	0	(35)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	£ 0	£ (35)